UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-4409

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006



 Eaton Vance Municipals Trust
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 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Alabama Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05- 6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Arizona Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  7/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Arkansas Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance California Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Colorado Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  7/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Connecticut Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  7/31

 Date of reporting period:  7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Florida Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Georgia Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Kentucky Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Louisiana Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Maryland Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Massachusetts Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Michigan Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  7/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Minnesota Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  7/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Mississippi Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Missouri Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance National Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance New Jersey Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  7/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance New York Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance North Carolina Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Ohio Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)
 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Oregon Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Pennsylvania Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  7/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Rhode Island Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance South Carolina Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Tennessee Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Virginia Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
 255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance West Virginia Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices) (Zip code)

 Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 7/1/05-6/30/06

 During the period, the Fund held no securities which required a proxy vote.





SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust
By (Signature)       /s/ Robert B. MacIntosh
Name                 Robert B. MacIntosh
Title                President
Date                 08/29/2006